AmSouth
    Enhanced Market Fund

Q.     How did the Fund perform?

For the six-month period ended June 30, 2001, the AmSouth Enhanced Market Equity Variable Annuity Fund provided a total return of -7.24%. In comparison, the S&P 500 Index(1) fell 6.70%.

Q.     What factors contributed to the Fund's slight underperformance?

January started with a bang, as the Federal Reserve announced a surprising, half-percent reduction in the Fed Funds Rate on January 3. Encouraged by the prospect of further rate cuts, investor expectations for a number of stocks that had been in decline suddenly grew unwarrantedly optimistic. This put pressure on a number of stocks we owned; in fact, our underperformance in January is completely attributable to poor stock selection - particularly in the consumer staples and communication services sectors.

In February and March, poor earnings reports and evidence of building inflationary pressures conspired to yank investor expectations back to earth. Under these circumstances, the Fund's stock selection improved measurably. We outperformed our benchmark during the latter two months of the first calendar quarter, though we trailed for the quarter overall.

During the second quarter, the Fund benefited from strong stock selection and favorable sector weightings. Holdings within the consumer cyclical and financial sectors performed particularly well, while overweights in the financial and technology areas also enhanced returns. However, relative performance for the second quarter as a whole was rather flat.

As of June 30, 2001, the portfolio's five largest holdings were MICROSOFT CORP. (3.68% of net assets), GENERAL ELECTRIC CO. (3.05%), EXXON MOBIL CORP. (3.00%), CITIGROUP INC. (2.67%), and PFIZER, INC. (2.51%).(2) As of June 30, the Fund's dividend yield was 1.4%, versus 1.3% for the S&P 500 Index.

Q.     What is your outlook for the remainder of 2001?

We expect economic growth to begin accelerating late this year or early next year. This could stimulate a rebound in equity prices during the next six months, as our research suggests that stock market returns tend to anticipate economic activity by six to nine months. Not all economic sectors will recover at the same rate, however, and the equity market is likely to remain volatile as individual firms continue to experience earnings disappointments. Holding a well-diversified portfolio such as ours should allow investors to participate in any market rally that develops, while simultaneously minimizing the impact that individual earnings disappointments would have on portfolio performance.

Portfolio Managers

NEIL WRIGHT,
JANNA SAMPSON,
PETER JANKOVSKIS
OakBrook Investments

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC
PERFORMANCE OVERVIEW
12/29/2000 - 6/30/2001
GROWTH OF A $10,000 INVESTMENT.

          AMSOUTH ENHANCED
               MARKET       S&P 500
12/31/00           $10,000  $10,000
1/31/01            $10,300  $10,355
2/28/01             $9,353   $9,411
3/31/01             $8,773   $8,814
4/30/01             $9,473   $9,499
5/31/01             $9,496   $9,563
6/30/01             $9,276   $9,330

           Returns
                                                                         Cumulative Returns
                                                                         as of June 30, 2001
                                                                           SINCE INCEPTION
           Enhanced Market                                                     -7.24%
           S&P 500                                                             -7.67%

THE CHART REPRESENTS A HYPOTHETICAL INVESTMENT IN THE AMSOUTH ENHANCED MARKET FUND. (THE ANNUALIZED RETURNS INCLUDE THE FUND LEVEL EXPENSES, BUT EXCLUDE THE INSURANCE CHARGES). PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. THE VALUE OF THE CONTRACT WILL FLUCTUATE SO THAT WHEN REDEEMED, IT MAY BE WORTH MORE OR LESS THAN THE ORIGINAL INVESTMENT.

(1) THE PERFORMANCE OF THE AMSOUTH ENHANCED MARKET FUND IS MEASURED AGAINST THE S&P 500 STOCK INDEX, AN UNMANAGED INDEX GENERALLY REPRESENTATIVE OF THE U.S. STOCK MARKET AS A WHOLE. THE INDEX DOES NOT REFLECT THE DEDUCTION OF FEES ASSOCIATED WITH A MUTUAL FUND, SUCH AS INVESTMENT MANAGEMENT AND FUND ACCOUNTING FEES. THE FUND'S PERFORMANCE DOES REFLECT THE DEDUCTION OF FEES FOR THESE VALUE- ADDED SERVICES. INVESTORS CANNOT INVEST DIRECTLY IN AN INDEX, ALTHOUGH THEY CAN INVEST IN ITS UNDERLYING SECURITIES. DURING THE PERIOD SHOWN, CERTAIN FEES WERE VOLUNTARILY REDUCED AND REIMBURSED. HAD THESE WAIVERS AND/OR REIMBURSEMENTS NOT BEEN IN EFFECT, PERFORMANCE QUOTED WOULD HAVE BEEN LOWER.

(2) THE FUND'S PORTFOLIO COMPOSITION IS SUBJECT TO CHANGE.

 AMSOUTH ENHANCED MARKET FUND
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS
JUNE 30, 2001
 (UNAUDITED)

                         SECURITY
SHARES                 DESCRIPTION                   VALUE
-------  ----------------------------------------  ----------
COMMON STOCKS -- (97.9%)
         AEROSPACE/DEFENSE -- (2.0%)
    600  Boeing Co...............................  $   33,360
    200  General Dynamics Corp...................      15,562
    400  Lockheed Martin Corp....................      14,820
    100  Northrop Grumman Corp...................       8,010
    400  United Technologies Corp................      29,304
                                                   ----------
                                                      101,056
                                                   ----------
         AGRICULTURE -- (0.1%)
    500  Archer-Daniels-Midland Co...............       6,500
                                                   ----------
         AIRLINES -- (0.3%)
    100  AMR Corp. (b)...........................       3,613
    700  Southwest Airlines Co...................      12,943
                                                   ----------
                                                       16,556
                                                   ----------
         APPLIANCES -- (0.1%)
    100  Maytag Corp.............................       2,926
                                                   ----------
         AUTOMOTIVE -- (1.3%)
  1,300  Ford Motor Co...........................      31,915
    500  General Motors Corp.....................      32,175
                                                   ----------
                                                       64,090
                                                   ----------
         AUTOMOTIVE PARTS -- (0.2%)
    200  Delphi Automotive Systems...............       3,186
    100  Genuine Parts Co........................       3,150
    100  Visteon Corp............................       1,838
                                                   ----------
                                                        8,174
                                                   ----------
         BANKING -- (3.8%)
    600  Bank of New York Co., Inc...............      28,800
     74  Fifth Third Bancorp.....................       4,444
    400  First Union Corp........................      13,976
    802  FleetBoston Financial Corp..............      31,639
    100  Huntington Bancshares, Inc..............       1,635
  1,100  J.P. Morgan Chase & Co., Inc............      49,060
    400  Keycorp.................................      10,420
    100  Northern Trust Corp.....................       6,250
    300  PNC Financial Services Group............      19,737
    100  Regions Financial Corp..................       3,200
    200  SouthTrust Corp.........................       5,200
    100  SunTrust Banks, Inc.....................       6,478
    100  Wachovia Corp...........................       7,115
                                                   ----------
                                                      187,954
                                                   ----------
         BEVERAGES -- (1.9%)
    400  Anheuser-Busch Cos., Inc................      16,480
    100  Coca Cola Enterprises, Inc..............       1,635
  1,100  Coca-Cola Co............................      49,500
    600  PepsiCo, Inc............................      26,520
                                                   ----------
                                                       94,135
                                                   ----------
         BIOTECHNOLOGY -- (1.1%)
    700  Amgen, Inc. (b).........................      42,476
    100  Biogen, Inc. (b)........................       5,436
    100  MedImmune, Inc. (b).....................       4,720
                                                   ----------
                                                       52,632
                                                   ----------
                         SECURITY
SHARES                 DESCRIPTION                   VALUE
-------  ----------------------------------------  ----------

         BROKERAGE SERVICES -- (1.9%)
    200  Lehman Brothers Holdings, Inc...........  $   15,550
    600  Merrill Lynch & Co., Inc................      35,550
    700  Morgan Stanley Dean Witter & Co.........      44,961
                                                   ----------
                                                       96,061
                                                   ----------
         CHEMICALS -- (1.2%)
    200  Air Products and Chemicals, Inc.........       9,150
    800  E.I. du Pont de Nemours & Co............      38,592
    100  Eastman Chemical Co.....................       4,763
    100  Praxair, Inc............................       4,700
    100  Sherwin Williams Co.....................       2,220
                                                   ----------
                                                       59,425
                                                   ----------
         CHEMICALS-SPECIALITY -- (0.1%)
    100  Ashland, Inc............................       4,010
    100  Engelhard Corp..........................       2,579
                                                   ----------
                                                        6,589
                                                   ----------
         COMMERCIAL SERVICES -- (0.2%)
    100  Deluxe Corp.............................       2,890
    100  Ecolab, Inc.............................       4,097
    100  Quintiles Transnational Corp. (b).......       2,525
    100  Robert Half International, Inc. (b).....       2,489
                                                   ----------
                                                       12,001
                                                   ----------
         COMPUTER HARDWARE -- (3.6%)
    100  Apple Computer, Inc. (b)................       2,325
  1,100  Compaq Computer Corp....................      17,039
  1,400  Dell Computer Corp. (b).................      36,610
    800  IBM Corp................................      90,400
  1,900  Sun Microsystems, Inc. (b)..............      29,868
                                                   ----------
                                                      176,242
                                                   ----------
         COMPUTER SOFTWARE -- (6.5%)
    200  Adobe Systems, Inc......................       9,400
    100  Avaya, Inc. (b).........................       1,370
    200  BMC Software, Inc. (b)..................       4,508
    100  BroadVision, Inc. (b)...................         500
    100  Citrix Systems, Inc. (b)................       3,490
    500  Computer Associates International,
          Inc....................................      18,000
    200  Compuware Corp. (b).....................       2,798
    100  Fiserv, Inc. (b)........................       6,398
    100  Intuit, Inc. (b)........................       3,999
  2,500  Microsoft Corp. (b).....................     182,500
    100  Novell, Inc. (b)........................         569
  2,900  Oracle Corp. (b)........................      55,100
    100  Parametric Technology Corp. (b).........       1,399
    300  Peoplesoft, Inc. (b)....................      14,769
    400  Siebel Systems, Inc. (b)................      18,760
                                                   ----------
                                                      323,560
                                                   ----------
         COMPUTERS & PERIPHERALS -- (3.5%)
    200  Cabletron Systems, Inc. (b).............       4,570
  3,700  Cisco Systems, Inc. (b).................      67,340
    100  Convergys Corp. (b).....................       3,025
    300  Electronic Data Systems Corp............      18,750
  1,200  EMC Corp. (b)...........................      34,860
  1,100  Hewlett-Packard Co......................      31,460
    200  Jabil Circuit, Inc. (b).................       6,172

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THIS FINANCIAL STATEMENT.

________________________________________________________________________________

 AMSOUTH ENHANCED MARKET FUND
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS -- (CONTINUED)
JUNE 30, 2001
 (UNAUDITED)

                         SECURITY
SHARES                 DESCRIPTION                   VALUE
-------  ----------------------------------------  ----------
COMMON STOCKS -- (CONTINUED)
         COMPUTERS & PERIPHERALS -- (CONTINUED)
    100  Network Appliance Corp. (b).............  $    1,370
    100  Sapient Corp. (b).......................         975
    300  Unisys Corp. (b)........................       4,413
                                                   ----------
                                                      172,935
                                                   ----------
         CONSUMER GOODS -- (0.2%)
    200  Nike, Inc., Class B.....................       8,398
                                                   ----------
         CONTAINERS & PACKAGING -- (0.0%)
    100  Pactiv Corp. (b)........................       1,340
                                                   ----------
         COSMETICS/PERSONAL CARE -- (0.9%)
    500  Gillette Co.............................      14,495
    500  Kimberly Clark Corp.....................      27,950
                                                   ----------
                                                       42,445
                                                   ----------
         DATA PROCESSING & REPRODUCTION -- (0.3%)
    200  First Data Corp.........................      12,850
                                                   ----------
         DIVERSIFIED MANUFACTURING -- (5.4%)
  3,100  General Electric Co.....................     151,125
    100  Goodrich Corp...........................       3,798
    700  Honeywell International, Inc............      24,493
    100  ITT Industries, Inc.....................       4,425
    300  Minnesota Mining & Manufacturing Co.....      34,230
    938  Tyco International, Ltd.................      51,121
                                                   ----------
                                                      269,192
                                                   ----------
         ELECTRONIC COMPONENTS -- (1.2%)
    200  Agilent Technologies, Inc. (b)..........       6,500
    300  Altera Corp. (b)........................       8,700
    300  Analog Devices, Inc. (b)................      12,975
    100  Applied Micro Circuits Corp. (b)........       1,720
    200  Broadcom Corp., Class A (b).............       8,552
    100  Cooper Industries.......................       3,959
    119  Mirant Corp. (b)........................       4,094
    100  Molex, Inc..............................       3,653
    200  Palm, Inc. (b)..........................       1,214
    100  Sanmina Corp. (b).......................       2,341
    100  Tektronix, Inc. (b).....................       2,715
    100  Vitesse Semiconductor Corp. (b).........       2,104
                                                   ----------
                                                       58,527
                                                   ----------
         ELECTRONIC COMPONENTS/
         INSTRUMENTS -- (0.6%)
    100  American Power Conversion Corp. (b).....       1,575
    100  Johnson Controls, Inc...................       7,247
    100  Parker-Hannifin Corp....................       4,244
    200  Rockwell International Corp.............       7,624
    200  Teradyne, Inc. (b)......................       6,620
    200  Thermo Electron Corp. (b)...............       4,404
                                                   ----------
                                                       31,714
                                                   ----------
         ENTERTAINMENT -- (0.8%)
    700  AOL-Time Warner, Inc. (b)...............      37,100
                                                   ----------
         FINANCIAL SERVICES -- (7.5%)
    100  Ambac Financial Group, Inc..............       5,820
    900  American Express Co.....................      34,920
    100  Capital One Financial Corp..............       6,000
  2,500  Citigroup, Inc..........................     132,100
    200  Concord EFS, Inc. (b)...................      10,402
                         SECURITY
SHARES                 DESCRIPTION                   VALUE
-------  ----------------------------------------  ----------

         FINANCIAL SERVICES -- (CONTINUED)
    600  Fannie Mae..............................  $   51,090
    500  Freddie Mac.............................      35,000
    100  Golden West Financial Corp..............       6,424
    200  Household International, Inc............      13,340
    700  MBNA Corp...............................      23,065
    400  Mellon Financial Corp...................      18,400
    200  State Steet Corp........................       9,898
    100  Stilwell Financial, Inc.................       3,356
    100  T. Rowe Price Group, Inc................       3,739
    450  Washington Mutual, Inc..................      16,898
                                                   ----------
                                                      370,452
                                                   ----------
         FOOD PRODUCTS, PROCESSING &
         PACKAGING -- (1.5%)
    100  Campbell Soup Co........................       2,575
    100  ConAgra Foods, Inc......................       1,981
    100  General Mills, Inc......................       4,378
    100  H.J. Heinz Co...........................       4,089
    100  International Flavors & Fragrances,
          Inc....................................       2,513
    100  Kellogg Co..............................       2,900
    100  Quaker Oats Co..........................       9,125
    100  Ralston Purina Group....................       3,002
    700  Sara Lee Corp...........................      13,258
    200  SYSCO Corp..............................       5,430
    300  Unilever NV ADR.........................      17,871
    100  William Wrigley Jr. Co..................       4,685
                                                   ----------
                                                       71,807
                                                   ----------
         FOREST & PAPER PRODUCTS -- (0.4%)
    100  Boise Cascade Corp......................       3,517
    200  International Paper Co..................       7,140
    100  Mead Corp...............................       2,714
    100  Westvaco Corp...........................       2,429
    100  Willamette Industries, Inc..............       4,950
                                                   ----------
                                                       20,750
                                                   ----------
         GAS DISTRIBUTION -- (0.6%)
    246  El Paso Energy Corp.....................      12,925
    100  KeySpan Corp............................       3,648
    100  Kinder Morgan, Inc......................       5,025
    100  Sempra Energy...........................       2,734
    200  Williams Cos., Inc......................       6,590
                                                   ----------
                                                       30,922
                                                   ----------
         HEALTH CARE -- (0.1%)
    300  HEALTHSOUTH Corp. (b)...................       4,791
    100  Humana, Inc. (b)........................         985
                                                   ----------
                                                        5,776
                                                   ----------
         HEALTH CARE SERVICES -- (0.6%)
    100  Manor Care, Inc. (b)....................       3,175
    300  Tenet Healthcare Corp. (b)..............      15,477
    100  Wellpoint Health Networks, Inc. (b).....       9,424
                                                   ----------
                                                       28,076
                                                   ----------
         HOTELS & LODGING -- (0.5%)
    500  Carnival Corp...........................      15,350
    300  Hilton Hotels Corp......................       3,480
    100  Starwood Hotels & Resorts Worldwide,
          Inc....................................       3,728
                                                   ----------
                                                       22,558
                                                   ----------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THIS FINANCIAL STATEMENT.

________________________________________________________________________________

 AMSOUTH ENHANCED MARKET FUND
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS -- (CONTINUED)
JUNE 30, 2001
 (UNAUDITED)

                         SECURITY
SHARES                 DESCRIPTION                   VALUE
-------  ----------------------------------------  ----------
COMMON STOCKS -- (CONTINUED)
         HOUSEHOLD PRODUCTS -- (0.2%)
    100  Clorox (The) Co.........................  $    3,385
    100  Fortune Brands, Inc.....................       3,836
                                                   ----------
                                                        7,221
                                                   ----------
         INSURANCE -- (5.9%)
    500  AFLAC, Inc..............................      15,745
    600  Allstate (The) Corp.....................      26,394
    400  American General Corp...................      18,580
  1,200  American International Group, Inc.......     103,200
    200  Chubb Corp..............................      15,486
    100  Cigna Corp..............................       9,582
    100  Cincinnati Financial Corp...............       3,950
    200  Hartford Financial Services Group.......      13,680
    150  Jefferson Pilot Corp....................       7,248
    200  Lincoln National Corp...................      10,350
    200  Loews Corp..............................      12,886
    200  Marsh & McLennan Cos., Inc..............      20,200
    300  MetLife, Inc............................       9,294
    100  MGIC Investment Corp....................       7,264
    100  Safeco Corp.............................       2,950
    200  St. Paul Cos. (The), Inc................      10,138
    100  Torchmark Corp..........................       4,021
    100  UnumProvident Corp......................       3,212
                                                   ----------
                                                      294,180
                                                   ----------
         MACHINERY & EQUIPMENT -- (0.4%)
    100  Black & Decker Corp.....................       3,946
    200  Caterpillar, Inc........................      10,010
    100  Deere & Co..............................       3,785
    100  Snap-on, Inc............................       2,416
                                                   ----------
                                                       20,157
                                                   ----------
         MEDIA -- (0.7%)
    200  Clear Channel Communications, Inc.
          (b)....................................      12,540
    400  Comcast Corp., Special Class A (b)......      17,360
    100  McGraw Hill Cos., Inc...................       6,615
                                                   ----------
                                                       36,515
                                                   ----------
         MEDICAL SUPPLIES -- (1.2%)
    100  Allergan, Inc...........................       8,550
    200  Applied Biosystems Group................       5,350
    200  Becton, Dickinson & Co..................       7,158
    100  Biomet, Inc.............................       4,806
    100  Guidant Corp. (b).......................       3,600
    500  Medtronic, Inc..........................      23,005
    100  St. Jude Medical, Inc. (b)..............       6,000
                                                   ----------
                                                       58,469
                                                   ----------
         METALS & MINING -- (0.3%)
    100  Alcan Aluminum, Ltd.....................       4,202
    100  Allegheny Technologies, Inc.............       1,809
    200  Barrick Gold Corp.......................       3,030
    100  Freeport-McMoran Copper & Gold, Inc.
          (b)....................................       1,105
    100  Homestake Mining........................         775
    100  Inco Ltd. (b)...........................       1,726
    100  Placer Dome, Inc........................         980
                                                   ----------
                                                       13,627
                                                   ----------
         NEWSPAPERS -- (0.1%)
    100  Gannett Co., Inc........................       6,590
                                                   ----------
         OFFICE EQUIPMENT & SERVICES -- (0.7%)
    100  Avery Dennison Corp.....................       5,105
    100  Cintas Corp.............................       4,625
                         SECURITY
SHARES                 DESCRIPTION                   VALUE
-------  ----------------------------------------  ----------

         OFFICE EQUIPMENT & SERVICES --
          (CONTINUED)
    100  Lexmark International Group, Inc., Class
          A (b)..................................  $    6,725
    200  Paychex, Inc............................       8,000
    200  Pitney Bowes, Inc.......................       8,424
    300  Xerox Corp..............................       2,871
                                                   ----------
                                                       35,750
                                                   ----------
         OIL & GAS EXPLORATION, PRODUCTION, &
         SERVICES -- (6.7%)
    100  Amerada Hess Corp.......................       8,080
    100  Apache Corp.............................       5,075
    300  Baker Hughes, Inc.......................      10,050
    200  Burlington Resources, Inc...............       7,990
    300  Conoco, Inc., Class B...................       8,670
    300  Enron Corp..............................      14,700
  1,700  Exxon Mobil Corp........................     148,495
    100  Noble Drilling Corp. (b)................       3,275
    100  Rowan Cos., Inc. (b)....................       2,210
    900  Royal Dutch Petroleum Co................      52,443
    300  Schlumberger Ltd........................      15,795
    100  Sunoco, Inc.............................       3,663
    500  Texaco, Inc.............................      33,300
    100  Tosco Corp..............................       4,405
    200  Unocal Corp.............................       6,830
    300  USX-Marathon Group......................       8,853
                                                   ----------
                                                      333,834
                                                   ----------
         PHARMACEUTICALS -- (11.6%)
    700  Abbott Laboratories.....................      33,607
    800  American Home Products Corp.............      46,752
    600  Baxter International, Inc...............      29,400
  1,100  Bristol-Myers Squibb Co.................      57,530
    100  Chiron Corp. (b)........................       5,100
    600  Eli Lilly & Co..........................      44,400
    200  Forest Laboratories, Inc. (b)...........      14,200
  1,200  Johnson & Johnson.......................      60,000
    100  King Pharmaceuticals, Inc. (b)..........       5,375
  1,200  Merck & Co., Inc........................      76,692
  3,100  Pfizer, Inc.............................     124,154
    900  Pharmacia Corp..........................      41,355
  1,000  Schering-Plough Corp....................      36,240
                                                   ----------
                                                      574,805
                                                   ----------
         POLLUTION CONTROL SERVICES &
         EQUIPMENT -- (0.2%)
    300  Waste Management, Inc...................       9,246
                                                   ----------
         RAILROADS -- (0.4%)
    300  Burlington Northern Santa Fe............       9,051
    300  Norfolk Southern Corp...................       6,210
    100  Union Pacific Corp......................       5,491
                                                   ----------
                                                       20,752
                                                   ----------
         RESTAURANTS -- (0.4%)
    100  Darden Restaurants, Inc.................       2,790
    500  McDonald's Corp.........................      13,530
    200  Starbucks Corp. (b).....................       4,600
                                                   ----------
                                                       20,920
                                                   ----------
         RETAIL -- (5.2%)
    100  Albertson's, Inc........................       2,999
    100  Bed Bath & Beyond, Inc. (b).............       3,000
    100  Best Buy Co., Inc. (b)..................       6,352
    100  Big Lots, Inc. (b)......................       1,368
    200  Circuit City Stores, Inc................       3,600

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THIS FINANCIAL STATEMENT.

________________________________________________________________________________

 AMSOUTH ENHANCED MARKET FUND
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS -- (CONTINUED)
JUNE 30, 2001
 (UNAUDITED)

                         SECURITY
SHARES                 DESCRIPTION                   VALUE
-------  ----------------------------------------  ----------
COMMON STOCKS -- (CONTINUED)
         RETAIL -- (CONTINUED)
    200  Costco Wholesale Corp. (b)..............  $    8,216
    300  CVS Corp................................      11,580
    700  Gap (The), Inc..........................      20,300
  1,300  Home Depot, Inc.........................      60,515
    300  Kroger (The) Co. (b)....................       7,500
    400  Limited (The), Inc......................       6,608
    300  May Department Stores Co................      10,278
    300  Office Depot, Inc. (b)..................       3,114
    200  RadioShack Corp.........................       6,100
    400  Safeway, Inc. (b).......................      19,200
    200  Staples, Inc. (b).......................       3,198
    100  SUPERVALU, Inc..........................       1,755
    700  Target Corp.............................      24,220
    200  Toys R Us, Inc. (b).....................       4,950
    800  Wal-Mart Stores, Inc....................      39,040
    400  Walgreen Co.............................      13,660
                                                   ----------
                                                      257,553
                                                   ----------
         SEMICONDUCTORS -- (4.0%)
    100  Advanced Micro Devices, Inc. (b)........       2,888
    400  Applied Materials, Inc. (b).............      19,640
    100  Conexant Systems, Inc. (b)..............         895
  3,200  Intel Corp..............................      93,600
    100  KLA-Tencor Corp. (b)....................       5,847
    300  Linear Technology Corp..................      13,266
    100  LSI Logic Corp. (b).....................       1,880
    400  Micron Technology, Inc. (b).............      16,440
    200  National Semiconductor Corp. (b)........       5,824
    100  Novellus Systems, Inc. (b)..............       5,679
  1,000  Texas Instruments, Inc..................      31,500
                                                   ----------
                                                      197,459
                                                   ----------
         STEEL -- (0.0%)
    100  USX-U.S. Steel Group, Inc...............       2,015
                                                   ----------
         TELECOMMUNICATIONS-EQUIPMENT -- (1.5%)
    300  ADC Telecommunications, Inc. (b)........       1,980
    700  Corning, Inc............................      11,697
    900  JDS Uniphase Corp. (b)..................      11,475
  2,300  Lucent Technologies, Inc................      14,260
  1,500  Motorola, Inc...........................      24,840
    100  Scientific-Atlanta, Inc.................       4,060
    200  Tellabs, Inc. (b).......................       3,856
    164  Williams Communications Group, Inc.
          (b)....................................         484
                                                   ----------
                                                       72,652
                                                   ----------
         TELECOMMUNICATIONS-WIRELESS -- (1.0%)
    300  Nextel Communications, Inc. (b).........       5,250
  1,300  Nortel Networks Corp., ADR..............      11,817
    500  Qualcomm, Inc. (b)......................      29,240
     52  WorldCom, Inc...........................         837
                                                   ----------
                                                       47,144
                                                   ----------
         TOBACCO -- (1.3%)
  1,300  Philip Morris Cos., Inc.................      65,975
                                                   ----------
         UTILITIES-ELECTRIC & GAS -- (2.4%)
    100  Allegheny Energy, Inc...................       4,825
    100  Ameren Corp.............................       4,270
    100  American Electric Power Co..............       4,617
    100  Cinergy Corp............................       3,495
    100  CMS Energy Corp.........................       2,785
                         SECURITY
SHARES                 DESCRIPTION                   VALUE
-------  ----------------------------------------  ----------

         UTILITIES-ELECTRIC & GAS -- (CONTINUED)
    100  Consolidated Edison, Inc................  $    3,980
    100  Constellation Energy Group..............       4,260
    100  Dominion Resources, Inc.................       6,013
    100  DTE Energy Co...........................       4,644
    300  Duke Energy Corp........................      11,703
    100  Dynergy Inc., Class A...................       4,650
    100  Edison International....................       1,115
    100  Entergy Corp............................       3,839
    100  Exelon Corp.............................       6,412
    100  Firstenergy Corp........................       3,216
    100  FPL Group, Inc..........................       6,021
    100  GPU, Inc................................       3,515
    100  Niagara Mohawk Holdings, Inc. (b).......       1,769
    100  Nisource, Inc...........................       2,733
    200  PG&E Corp...............................       2,240
    100  PPL Corp................................       5,500
    100  Progress Energy, Inc....................       4,492
    100  Public Service Enterprise Group, Inc....       4,890
    100  Reliant Energy, Inc.....................       3,221
    300  Southern Co.............................       6,975
    100  TXU Corp................................       4,819
    100  Xcel Energy, Inc........................       2,845
                                                   ----------
                                                      118,844
                                                   ----------
         UTILITIES-TELECOMMUNICATIONS -- (5.3%)
    100  Alltel Corp.............................       6,126
  1,700  AT&T Corp...............................      37,400
    800  BellSouth Corp..........................      32,216
    100  Centurytel, Inc.........................       3,030
    400  Global Crossing, Ltd. (b)...............       3,456
  1,800  SBC Communications, Inc.................      72,108
    800  Sprint Corp.............................      17,088
    400  Sprint Corp. (PCS Group) (b)............       9,660
  1,200  Verizon Communications..................      64,200
  1,300  WorldCom, Inc. (b)......................      19,448
                                                   ----------
                                                      264,732
                                                   ----------
         Total Common Stocks.....................   4,851,183
                                                   ----------
INVESTMENT COMPANIES -- (2.1%)
100,859  BONY Hamilton Prime Money Market Fund...     100,859
  1,005  BONY Hamilton Treasury Money Market
          Fund...................................       1,005
                                                   ----------
         Total Investment Companies..............     101,864
                                                   ----------
         TOTAL (Cost $5,268,503) -- 100.0%.......  $4,953,047
                                                   ==========

------------------------------

Percentages indicated are based on net assets of $4,954,623.
(a) Represents cost for federal income tax and financial reporting purposes and differs from value by net unrealized depreciation of securities as follows:

Unrealized appreciation...............  $ 289,444
Unrealized depreciation...............   (604,900)
                                        ---------
Net unrealized depreciation...........  $(315,456)
                                        =========

(b)  Represents non-income producing security.
ADR  -- American Depositary Receipt

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THIS FINANCIAL STATEMENT.

________________________________________________________________________________

 AMSOUTH ENHANCED MARKET FUND
--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2001
 (UNAUDITED)

ASSETS:
  Investments, at value (cost $5,268,503).........   $4,953,047
  Dividends receivable............................        3,863
  Receivable from investment advisor..............        3,474
  Prepaid expenses and other assets...............           67
                                                     ----------
    Total Assets..................................    4,960,451
                                                     ----------
LIABILITIES:
  Accrued expenses and other payables:
    Investment advisory fees......................          223
    Distribution fees.............................        1,026
    Accounting fees...............................          464
    Custody fees..................................           25
    Other.........................................        4,090
                                                     ----------
      Total Liabilities...........................        5,828
                                                     ----------
NET ASSETS:
    Capital.......................................    5,323,671
    Accumulated net investment loss...............       (1,842)
    Accumulated net realized losses on investment
     transactions.................................      (51,750)
    Unrealized depreciation on investments........     (315,456)
                                                     ----------
      Net Assets..................................   $4,954,623
                                                     ==========
    Outstanding units of beneficial interest
     (shares).....................................      534,681
                                                     ==========
    Net asset value, Offering price and Redemption
     price per share..............................   $     9.27
                                                     ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THIS FINANCIAL STATEMENT.
________________________________________________________________________________

 AMSOUTH ENHANCED MARKET FUND
--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED JUNE 30, 2001
 (UNAUDITED)

INVESTMENT INCOME:
  Dividend income.................................   $  31,582
                                                     ---------
    Total income..................................      31,582
                                                     ---------
EXPENSES:
    Investment advisory fees......................      10,946
    Administration fees...........................       4,865
    Distribution fees.............................       6,081
    Accounting fees...............................       8,814
    Audit fees....................................       5,107
    Custodian fees................................         146
    Legal fees....................................      10,202
    Transfer agent fees...........................       5,000
    Other fees....................................       2,229
                                                     ---------
      Total expenses before fee
      reductions/reimbursements...................      53,390
    Expenses contractually reduced/reimbursed by
     Investment Advisor...........................     (13,484)
    Expenses voluntarily reduced by
     Administrator................................      (4,865)
    Expenses voluntarily reduced by Transfer
     Agent........................................      (4,635)
                                                     ---------
    Net expenses..................................      30,406
                                                     ---------
Net Investment Income.............................       1,176
                                                     ---------
REALIZED/UNREALIZED LOSSES ON INVESTMENTS:
  Net realized losses from investment transactions
   and futures....................................     (51,750)
  Change in unrealized appreciation/depreciation
   from investments and futures...................    (315,456)
                                                     ---------
    Net realized/unrealized losses from
     investments..................................    (367,206)
                                                     ---------
    Change in net assets resulting from
     operations...................................   $(366,030)
                                                     =========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THIS FINANCIAL STATEMENT.
________________________________________________________________________________

 AMSOUTH ENHANCED MARKET FUND
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS

                                          SIX MONTHS      FOR THE
                                             ENDED     PERIOD ENDED
                                           JUNE 30,    DECEMBER 31,
                                             2001        2000 (A)
                                          -----------  -------------
                                          (UNAUDITED)
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
  Net investment income (loss)..........  $    1,176    $     (512)
  Net realized losses from investment
   transactions.........................     (51,750)      --
  Change in unrealized
   appreciation/depreciation on
   investments..........................    (315,456)      --
                                          ----------    ----------
  Change in net assets resulting from
   operations...........................    (366,030)         (512)
                                          ----------    ----------
DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income............      (3,018)      --
                                          ----------    ----------
  Change in net assets from shareholder
   distributions........................      (3,018)      --
                                          ----------    ----------
CAPITAL TRANSACTIONS:
  Proceeds from shares issued...........     323,453     5,000,010
  Dividends reinvested..................       3,018       --
  Cost of shares redeemed...............      (2,298)      --
                                          ----------    ----------
  Change in net assets from capital
   share transactions...................     324,173     5,000,010
                                          ----------    ----------
  Change in net assets..................     (44,875)    4,999,498
NET ASSETS:
  Beginning of period...................   4,999,498       --
                                          ----------    ----------
  End of period.........................  $4,954,623    $4,999,498
                                          ==========    ==========
SHARE TRANSACTIONS:
  Issued................................      34,610       500,001
  Reinvested............................         311       --
  Redeemed..............................        (241)      --
                                          ----------    ----------
  Change in shares......................      34,680       500,001
                                          ==========    ==========

(a) For the period from December 29, 2000 (commencement of operations) through December 31, 2000.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THIS FINANCIAL STATEMENT.
________________________________________________________________________________

 AMSOUTH ENHANCED MARKET FUND
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

    Selected data for a share outstanding throughout the period indicated.

                                          SIX MONTHS    DECEMBER 29,
                                             ENDED         2000 TO
                                           JUNE 30,     DECEMBER 31,
                                             2001         2001 (A)
                                          -----------  ---------------
                                          (UNAUDITED)
NET ASSET VALUE, BEGINNING OF PERIOD....    $10.00         $10.00
                                            ------         ------
INVESTMENT ACTIVITIES:
Net investment income (loss)............      0.00*         (0.00)*
Net realized/unrealized losses on
 investments and futures................     (0.72)        --
                                            ------         ------
Total Investment Activities.............     (0.72)         (0.00)*
                                            ------         ------
DISTRIBUTIONS:
From net investment income..............     (0.01)        --
                                            ------         ------
Total Distributions.....................     (0.01)        --
                                            ------         ------
NET ASSET VALUE, END OF PERIOD..........    $ 9.27         $10.00
                                            ======         ======
Total Return............................     (7.24%)(b)       0.00%(b)
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000).......    $4,955         $4,999
Ratio of expenses to average net
 assets.................................      1.25%(c)       1.25%(c)
Ratio of net investment income to
 average net assets.....................      0.05%(c)      (1.25%)(c)
Ratio of expenses to average net
 assets**...............................      2.20%(c)       2.50%(c)
Portfolio turnover......................     35.26%          0.00%

------------------------

(a)  Period from commencement of operations.
(b)  Not annualized.
(c)  Annualized.
 * Less than 0.005
 ** During the period certain fees were reduced/reimbursed. If such reductions/reimbursements had not occurred, the ratios would have been as indicated.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENT.
________________________________________________________________________________

AmSouth
    International Equity Fund

Q.     How did the Fund perform?

For the six-month period ended June 30, 2001, the AmSouth International Equity Variable Annuity Fund provided a total return of -13.50%. In comparison, the MSCI EAFE Index(1) fell 14.40%.

Q.     What factors contributed to the Fund's performance?

The market weakness of 2000 continued into the new year, as signs of an economic slowdown spread beyond the United States, and profit warnings from technology companies continued unabated. While stocks rallied globally in January after the first Federal Reserve interest rate cut, they soon reversed course, as hopes of an economic rebound waned. The sell-off was broad based with all sectors ending the first quarter lower.

International stocks rebounded at the start of the second quarter, as interest rate cuts by the Bank of England, the European Central Bank and the U.S. Federal Reserve triggered a rally in the beaten-down technology and telecommunications sectors. The new Japanese Prime Minister and his intention to accelerate financial reforms added to the optimism and drove Japanese stocks dramatically higher in early May. However, the rally faded later in the second quarter as corporate earnings continued to be weak and expectations for economic growth in Europe and Japan were revised down. Returns to the dollar-based investor were further depressed by weakness in both the euro and yen.

As of June 30, 2001, the portfolio's five largest holdings were: HSBC HOLDINGS PLC (2.61% of net assets), ALLIANZ AG (2.49%), ABN - AMRO HOLDING NV (2.46%), SUEZ SA (2.18%), and TOTAL FINAELF S.A. (2.23%). Our largest country weightings included Japan (22.0%), United Kingdom (19.2%), France (13.5%), Netherlands (11.9%), Germany (6.1%), Italy (3.8%), Sweden (2.9%), Spain (2.8%), and
Switzerland (2.7%). The remaining 15.1% of the portfolio's assets are invested in smaller country weightings and cash.(2)

Q.     What is your outlook for the remainder of 2001?

While we are concerned about the sharp swings in market sentiment, we believe the portfolio is well positioned for the long term. Our relative value style leads us to invest in well-managed businesses with strong cash flow and modest debt levels. We believe that maintaining our disciplined fundamental approach will ultimately deliver strong relative performance. We will continue to adhere to our time-tested, investment process of maintaining focus on individual company fundamentals amid the dramatic swings in market sentiment. Such short-term volatility often provides attractive opportunities in beaten-down stocks, and we remain alert to such openings.

Portfolio Managers

HERBERT W. GULLQUIST
JOHN R. REINSBERG
LAZARD ASSET MANAGEMENT

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC
PERFORMANCE OVERVIEW
12/29/2000 - 6/30/2001
GROWTH OF A $10,000 INVESTMENT.

          AMSOUTH INTERNATIONAL  MSCI EAFE INDEX
12/31/00                $10,000           10,000
1/31/01                  $9,920            9,995
2/28/01                  $9,370            9,247
3/31/01                  $8,650            8,634
4/30/01                  $9,110            9,240
5/31/01                  $8,920            8,921
6/30/01                  $8,650            8,560

           Returns
                                                                         Cumulative Returns
                                                                         as of June 30, 2001
                                                                           SINCE INCEPTION
           International Equity                                                -13.50%
           MSCI EAFE Index                                                     -14.67%

THE CHART REPRESENTS A HYPOTHETICAL INVESTMENT IN THE AMSOUTH INTERNATIONAL EQUITY FUND. (THE ANNUALIZED RETURNS INCLUDE THE FUND LEVEL EXPENSES, BUT EXCLUDE THE INSURANCE CHARGES). PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. THE VALUE OF THE CONTRACT WILL FLUCTUATE SO THAT WHEN REDEEMED, IT MAY BE WORTH MORE OR LESS THAN THE ORIGINAL INVESTMENT.

(1) THE PERFORMANCE OF THE AMSOUTH INTERNATIONAL EQUITY FUND IS MEASURED AGAINST THE MORGAN STANLEY CAPITAL INTERNATIONAL, EUROPE, AUSTRALASIA AND FAR EAST (MSCI EAFE) INDEX, WHICH IS UNMANAGED INDEX THAT IS COMPRISED OF A SAMPLE OF COMPANIES REPRESENTATIVE OF THE MARKET STRUCTURE OF 20 EUROPEAN AND PACIFIC BASIN COUNTRIES. THE INDEX DOES NOT REFLECT THE DEDUCTION OF FEES ASSOCIATED WITH A MUTUAL FUND, SUCH AS INVESTMENT MANAGEMENT AND FUND ACCOUNTING FEES. THE FUND'S PERFORMANCE DOES REFLECT THE DEDUCTION OF FEES FOR THESE VALUE-ADDED SERVICES. INVESTORS CANNOT INVEST DIRECTLY IN AN INDEX, ALTHOUGH THEY CAN INVEST IN ITS UNDERLYING SECURITIES. DURING THE PERIOD SHOWN, CERTAIN FEES WERE VOLUNTARILY REDUCED AND REIMBURSED. HAD THESE REDUCTIONS AND REIMBURSEMENT NOT BEEN IN EFFECT, PERFORMANCE QUOTED WOULD HAVE BEEN LOWER.

(2) THE FUND'S PORTFOLIO COMPOSITION IS SUBJECT TO CHANGE.

INTERNATIONAL INVESTING INVOLVES INCREASED RISK AND VOLATILITY.

 AMSOUTH INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS
JUNE 30, 2001
 (UNAUDITED)

SHARES             SECURITY DESCRIPTION              VALUE
-------  ----------------------------------------  ----------
COMMON STOCKS -- (96.1%)
         BRAZIL -- (1.5%)
         BANKING -- (0.6%)
 11,400  Banco Bradesco S.A. - ADR (b)...........  $   59,248
                                                   ----------
         BEVERAGES -- (0.4%)
  1,400  Companhia de Bebidas das Americas -
          ADR....................................      32,410
                                                   ----------
         TELECOMMUNICATIONS -- (0.5%)
  2,800  Tele Norte Leste Participacoes S.A. -
          ADR....................................      42,728
                                                   ----------
                                                      134,386
                                                   ----------
         CHINA -- (0.8%)
         TELECOMMUNICATIONS -- (0.8%)
  2,700  China Mobile, Ltd. - ADR (b)............      72,333
                                                   ----------
         DENMARK -- (0.8%)
         TELECOMMUNICATIONS -- (0.8%)
  1,850  Tele Danmark A/S........................      66,690
                                                   ----------
         FINLAND -- (0.9%)
         FOREST PRODUCTS & PAPER -- (0.9%)
  2,700  UPM-Kymmene OYJ.........................      76,321
                                                   ----------
         FRANCE -- (13.5%)
         BANKING -- (1.4%)
  1,430  BNP Paribas.............................     124,449
                                                   ----------
         CHEMICALS -- (1.3%)
  1,380  Aventis S.A.............................     110,167
                                                   ----------
         DIVERSIFIED -- (1.4%)
  2,500  Lagardere S.C.A.........................     117,673
                                                   ----------
         ELECTRICAL & ELECTRONICS -- (0.4%)
  1,700  Alcatel Alsthom.........................      35,547
                                                   ----------
         INSURANCE -- (1.6%)
  4,960  AXA.....................................     141,296
                                                   ----------
         MATERIALS & COMMODITIES -- (0.6%)
    400  Compagnie de St. Gobain.................      54,350
                                                   ----------
         MULTI-INDUSTRY -- (4.6%)
  2,800  Alstom..................................      77,891
  5,900  Suez SA.................................     189,801
  2,300  Vivendi Universal SA....................     134,058
                                                   ----------
                                                      401,750
                                                   ----------
         OIL & GAS PRODUCTION & SERVICES --
         (2.2%)
  1,390  Total FinaElf S.A.......................     194,631
                                                   ----------
                                                    1,179,863
                                                   ----------
         GERMANY -- (6.1%)
         BANKING -- (2.0%)
  3,600  Bayerische Hypo-und Vereinsbank.........     175,849
                                                   ----------
         INSURANCE -- (2.5%)
    740  Allianz AG..............................     217,193
                                                   ----------
         MULTI-INDUSTRY -- (1.6%)
  1,800  E.On AG.................................      93,563
  3,700  Thyssen Krupp AG........................      48,551
                                                   ----------
                                                      142,114
                                                   ----------
                                                      535,156
                                                   ----------
         HONG KONG -- (0.5%)
         DIVERSIFIED -- (0.5%)
  4,000  Hutchison Whampoa, Ltd..................      40,387
                                                   ----------
SHARES             SECURITY DESCRIPTION              VALUE
-------  ----------------------------------------  ----------
         IRELAND -- (1.3%)
         PHARMACEUTICAL -- (1.3%)
  1,800  Elan Corp., PLC (b).....................  $  109,800
                                                   ----------
         ITALY -- (3.8%)
         BANKING -- (1.1%)
  7,300  San Paolo - IMI SpA.....................      93,564
                                                   ----------
         INSURANCE -- (0.7%)
  5,890  Alleanza Assicurazioni SpA..............      62,129
                                                   ----------
         OIL & GAS PRODUCTION & SERVICES --
         (2.0%)
 14,400  ENI S.p.A...............................     175,545
                                                   ----------
                                                      331,238
                                                   ----------
         JAPAN -- (22.0%)
         AUTOMOBILE -- (2.5%)
 25,000  Nissan Motor Co., Ltd...................     172,592
  1,200  Toyota Motor Corp.......................      42,240
                                                   ----------
                                                      214,832
                                                   ----------
         BANKING -- (3.9%)
     22  Mizuho Holdings, Inc....................     102,313
 18,200  Sumitomo Mitsui Banking Corp............     150,310
 14,000  Sumitomo Trust & Banking, Ltd...........      88,121
                                                   ----------
                                                      340,744
                                                   ----------
         COMPUTER SYSTEMS -- (1.7%)
 14,000  Fujitsu Ltd.............................     147,055
                                                   ----------
         ELECTRICAL & ELECTRONICS -- (4.2%)
 16,000  Hitachi Ltd.............................     157,157
    402  Kyocera Corp............................      35,457
  2,600  Sony Corp...............................     170,948
                                                   ----------
                                                      363,562
                                                   ----------
         FINANCIAL SERVICES -- (3.6%)
    600  Acom Co., Ltd...........................      52,969
 20,000  Nikko Securities Co. (The), Ltd.........     160,204
  1,000  Orix Corp...............................      97,261
                                                   ----------
                                                      310,434
                                                   ----------
         FOOD & HOUSEHOLD PRODUCTS -- (1.4%)
  5,000  Kao Corp................................     124,283
                                                   ----------
         OFFICE EQUIPMENT -- (1.4%)
  3,000  Canon, Inc..............................     121,236
                                                   ----------
         PHARMACEUTICAL -- (1.6%)
  5,000  Yamanouchi Pharmaceutical Co., Ltd......     140,319
                                                   ----------
         RAILROADS -- (0.5%)
      8  East Japan Railway Co...................      46,185
                                                   ----------
         TELECOMMUNICATIONS -- (1.2%)
      6  NTT DoCoMo..............................     104,398
                                                   ----------
                                                    1,913,048
                                                   ----------
         MEXICO -- (0.5%)
         TELECOMMUNICATIONS -- (0.5%)
  1,300  Telefonos de Mexico SA de CV - Class L,
          ADR....................................      45,617
                                                   ----------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THIS FINANCIAL STATEMENT.

________________________________________________________________________________

 AMSOUTH INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS -- (CONTINUED)
JUNE 30, 2001
 (UNAUDITED)

SHARES             SECURITY DESCRIPTION              VALUE
-------  ----------------------------------------  ----------
         NETHERLANDS -- (11.9%)
         BANKING -- (2.4%)
 11,400  ABN - AMRO Holding NV...................  $  214,153
                                                   ----------
         BEVERAGES -- (1.5%)
  3,250  Heineken NV.............................     131,047
                                                   ----------
         CHEMICALS -- (2.1%)
  4,300  Akzo Nobel NV...........................     182,012
                                                   ----------
         COMPUTER SERVICES -- (0.3%)
  6,400  Getronics NV............................      26,548
                                                   ----------
         ELECTRICAL & ELECTRONICS -- (2.2%)
  7,300  Philips Electronics NV..................     193,494
                                                   ----------
         FINANCIAL SERVICES -- (2.2%)
  2,900  ING Groep NV............................     189,530
                                                   ----------
         PUBLISHING -- (1.2%)
  3,800  Wolters Kluwer NV - CVA.................     102,138
                                                   ----------
                                                    1,038,922
                                                   ----------
         PORTUGAL -- (0.9%)
         TELECOMMUNICATIONS -- (0.9%)
 11,200  Portugal Telecom, SGPS, S.A. (b)........       1,517
 11,200  Portugal Telecom, SGPS, S.A., Bonus
          Rights (b) ............................      78,128
                                                   ----------
                                                       79,645
                                                   ----------
         SINGAPORE -- (2.6%)
         BANKING -- (2.6%)
 14,395  Oversea-Chinese Banking Corp., Ltd......      94,020
 21,414  United Overseas Bank, Ltd...............     135,164
                                                   ----------
                                                      229,184
                                                   ----------
         SOUTH KOREA -- (0.7%)
         TELECOMMUNICATIONS -- (0.7%)
  1,688  Korea Telecom Corp......................      37,102
  1,200  SK Telecom Co., Ltd. - ADR..............      20,280
                                                   ----------
                                                       57,382
                                                   ----------
         SPAIN -- (2.8%)
         ENERGY SOURCES -- (1.6%)
  8,900  Endesa S.A..............................     141,949
                                                   ----------
         TELECOMMUNICATIONS -- (1.2%)
  8,603  Telefonica de Espana (b)................     106,041
                                                   ----------
                                                      247,990
                                                   ----------
         SWEDEN -- (2.9%)
         APPLIANCES & HOUSEHOLD DURABLES -- (1.0%)
  6,600  Electrolux AB, Class B..................      91,254
                                                   ----------
         INVESTMENT COMPANY -- (1.9%)
 12,500  Investor AB, B Shares...................     159,049
                                                   ----------
                                                      250,303
                                                   ----------
         SWITZERLAND -- (2.7%)
         INSURANCE -- (0.9%)
    240  Zurich Financial Services AG............      81,854
                                                   ----------
         MACHINERY & ENGINEERING -- (0.6%)
  3,600  ABB Ltd.................................      54,480
                                                   ----------
         PHARMACEUTICAL -- (1.2%)
  1,400  Roche Holding AG........................     100,871
                                                   ----------
                                                      237,205
                                                   ----------
SHARES             SECURITY DESCRIPTION              VALUE
-------  ----------------------------------------  ----------
         TAIWAN -- (0.7%)
         SEMICONDUCTORS -- (0.7%)
  3,780  Taiwan Semiconductor Manufacturing Co.,
          Ltd. - ADR (b) ........................  $   57,418
                                                   ----------
         UNITED KINGDOM -- (19.2%)
         AEROSPACE & MILITARY TECHNOLOGY --
         (1.1%)
 20,600  British Aerospace PLC...................      98,577
                                                   ----------
         BANKING -- (2.6%)
 19,200  HSBC Holdings PLC.......................     227,232
                                                   ----------
         BEVERAGES -- (2.3%)
 15,500  Diageo PLC..............................     169,817
  3,800  South African Breweries PLC.............      28,966
                                                   ----------
                                                      198,783
                                                   ----------
         ELECTRICAL & ELECTRONICS -- (1.4%)
 62,400  Invensys PLC............................     118,037
                                                   ----------
         ENERGY SOURCES -- (2.2%)
 23,500  BP Amoco PLC............................     193,181
                                                   ----------
         FOOD & HOUSEHOLD PRODUCTS -- (1.3%)
 16,700  Cadbury Schweppes PLC...................     112,503
                                                   ----------
         FOOD RETAILER -- (1.2%)
 28,900  Tesco PLC...............................     104,662
                                                   ----------
         PHARMACEUTICAL -- (1.5%)
  4,650  GlaxoSmithKline PLC.....................     130,338
                                                   ----------
         RETAIL -- (1.3%)
 13,500  Great Universal Stores PLC..............     115,343
                                                   ----------
         TELECOMMUNICATIONS -- (3.2%)
 24,850  British Telecommunications PLC..........     156,049
 54,400  Vodafone Airtouch PLC...................     120,119
                                                   ----------
                                                      276,168
                                                   ----------
         UTILITIES - ELECTRICAL & GAS -- (1.1%)
 13,000  National Grid Group PLC.................      95,530
                                                   ----------
                                                    1,670,354
                                                   ----------
         Total Common Stocks.....................   8,373,242
                                                   ----------
         INVESTMENT COMPANIES -- (3.8%)
328,549  BT Institutional Liquid Assets Fund.....     328,549
                                                   ----------
         Total Investment Companies..............     328,549
                                                   ----------
         TOTAL (Cost $9,867,988) -- (99.9%)
         (a) ....................................  $8,701,791
                                                   ==========

------------------------------

Percentages indicated are based on net assets of $8,708,605.
(a) Represents cost for federal income tax and financial reporting purposes and differs from value by net unrealized depreciation of securities as follows:

Unrealized appreciation..............  $   159,480
Unrealized depreciation..............   (1,325,677)
                                       -----------
Net unrealized depreciation..........  $(1,166,197)
                                       ===========

(b)  Represents non-income producing security.
ADR --  American Depositary Receipt
GDR --  Global Depositary Receipt
PLC --  Public Limited Company

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THIS FINANCIAL STATEMENT.

________________________________________________________________________________

 AMSOUTH INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2001
 (UNAUDITED)

ASSETS:
  Investments, at value (cost $9,867,988).........  $8,701,791
  Foreign currency, at value (cost $14,098).......      14,090
  Interest and dividends receivable...............       7,779
  Receivable for investments sold.................      59,666
  Receivable from investment advisor..............       5,037
  Reclaims receivable.............................       6,241
  Prepaid expenses and other assets...............       4,409
                                                    ----------
    Total Assets..................................   8,799,013
                                                    ----------
LIABILITIES:
  Payable for investments purchased...............      79,454
  Unrealized depreciation on forward foreign
   currency contracts.............................         199
  Accrued expenses and other payables:
    Investment advisory fees......................       1,727
    Distribution fees.............................       1,810
    Accounting fees...............................         344
    Other.........................................       6,874
                                                    ----------
      Total Liabilities...........................      90,408
                                                    ----------
NET ASSETS:
    Capital.......................................  10,061,303
    Undistributed net investment income...........      53,381
    Accumulated net realized losses from
     investments and foreign currency
     transactions.................................    (239,042)
    Unrealized depreciation from investments and
     translation of assets and liabilities
     denominated in foreign currencies............  (1,167,037)
                                                    ----------
      Net Assets..................................  $8,708,605
                                                    ==========
    Outstanding units of beneficial interest
     (shares).....................................   1,007,116
                                                    ==========
    Net asset value, Offering price and Redemption
     price per share..............................  $     8.65
                                                    ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THIS FINANCIAL STATEMENT.
________________________________________________________________________________

 AMSOUTH INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED JUNE 30, 2001
 (UNAUDITED)

INVESTMENT INCOME:
  Interest income.................................   $    15,753
  Dividend income.................................       119,316
  Foreign withholding tax expense.................       (13,153)
                                                     -----------
    Total income..................................       121,916
                                                     -----------
EXPENSES:
    Investment advisory fees......................        45,688
    Administration fees...........................         9,138
    Distribution fees.............................        11,422
    Accounting fees...............................         4,666
    Custodian fees................................        17,875
    Legal fees....................................        10,241
    Transfer agent fees...........................         5,000
    Other fees....................................         8,999
                                                     -----------
      Total expenses before fee
      reductions/reimbursements...................       113,029
    Expenses contractually reduced/reimbursed by
     Investment Advisor...........................       (35,610)
    Expenses voluntarily reduced by
     Administrator................................        (4,569)
    Expenses voluntarily reduced by Transfer
     Agent........................................        (4,315)
                                                     -----------
    Net expenses..................................        68,535
                                                     -----------
Net Investment Income.............................        53,381
                                                     -----------
REALIZED/UNREALIZED LOSSES ON INVESTMENTS:
  Net realized losses on foreign currency
   transactions...................................       (69,970)
  Net realized losses from investment
   transactions...................................      (169,072)
  Change in unrealized appreciation/depreciation
   from investments and translation of assets and
   liabilities denominated in foreign
   currencies.....................................    (1,167,037)
                                                     -----------
    Net realized/unrealized losses on
     investments..................................    (1,406,079)
                                                     -----------
    Change in net assets resulting from
     operations...................................   $(1,352,698)
                                                     ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THIS FINANCIAL STATEMENT.
________________________________________________________________________________

 AMSOUTH INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS

                                          SIX MONTHS      FOR THE
                                             ENDED     PERIOD ENDED
                                           JUNE 30,    DECEMBER 31,
                                             2001        2000 (A)
                                          -----------  -------------
                                          (UNAUDITED)
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
  Net investment income (loss)..........  $    53,381   $    (1,229)
  Net realized losses on foreign
   currency transactions................      (69,970)      --
  Net realized losses from investment
   transactions.........................     (169,072)      --
  Change in unrealized
   appreciation/depreciation from
   investments and translation of assets
   and liabilities in foreign
   currencies...........................   (1,167,037)      --
                                          -----------   -----------
  Change in net assets resulting from
   operations...........................   (1,352,698)       (1,229)
                                          -----------   -----------
CAPITAL TRANSACTIONS:
  Proceeds from shares issued...........       62,538    10,000,010
  Cost of shares redeemed...............          (16)      --
                                          -----------   -----------
  Change in net assets from capital
   share transactions...................       62,522    10,000,010
                                          -----------   -----------
  Change in net assets..................   (1,290,176)    9,998,781
NET ASSETS:
  Beginning of period...................    9,998,781       --
                                          -----------   -----------
  End of period.........................  $ 8,708,605   $ 9,998,781
                                          ===========   ===========
SHARE TRANSACTIONS:
  Issued................................        7,117     1,000,001
  Redeemed..............................           (2)      --
                                          -----------   -----------
  Change in shares......................        7,115     1,000,001
                                          ===========   ===========

(a) For the period from December 29, 2000 (commencement of operations) through December 31, 2000.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THIS FINANCIAL STATEMENT.
________________________________________________________________________________

 AMSOUTH INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

    Selected data for a share outstanding throughout the period indicated.

                                          SIX MONTHS    DECEMBER 29,
                                             ENDED         2000 TO
                                           JUNE 30,     DECEMBER 31,
                                             2001         2001 (A)
                                          -----------   -------------
                                          (UNAUDITED)
NET ASSET VALUE, BEGINNING OF PERIOD....    $10.00         $10.00
                                            ------         ------
INVESTMENT ACTIVITIES:
Net investment income (loss)............      0.05          (0.00)*
Net realized/unrealized losses on
 investments............................     (1.40)        --
                                            ------         ------
Total Investment Activities.............     (1.35)         (0.00)*
                                            ------         ------
NET ASSET VALUE, END OF PERIOD..........    $ 8.65         $10.00
                                            ======         ======
Total Return............................    (13.50%)(b)      0.00%(b)
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000).......    $8,709         $9,999
Ratio of expenses to average net
 assets.................................      1.50%(c)       1.50%(c)
Ratio of net investment income to
 average net assets.....................      1.17%(c)      (1.50%)(c)
Ratio of expenses to average net
 assets**...............................      2.48%(c)       2.29%(c)
Portfolio turnover......................     25.21%          0.00%

------------------------

(a)  Period from commencement of operations.
(b)  Not annualized.
(c)  Annualized.
 * Less than 0.005
 ** During the period certain fees were reduced/reimbursed. If such reductions/reimbursements had not occurred, the ratios would have been as indicated.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENT.
________________________________________________________________________________

AmSouth
    Large Cap Fund

Q.     How did the Fund perform?

For the six-month period ended June 30, 2001, the AmSouth Large Cap Variable Annuity Fund provided a total return of -7.57%. In comparison, the S&P 500 Index(1) lost 6.70%.

Q.     What factors contributed to the Fund underperforming its benchmark?

What affected us most dramatically was the fact that large-cap stocks generally did poorly during the period. The sectors that hurt us the worst were technology and health care. Health care suffered from downward revisions in earnings estimates and, more importantly, investors' concern about the visibility of a future earnings stream. These fundamental issues resulted in a contraction of price-to-earnings multiples in many health care names; likewise, with our technology holdings.

On the positive side, our capital goods holdings performed relatively well. At 14.4% of the portfolio's assets, this is a pretty good-sized position. Some of the stocks we owned in this sector were Boeing Co. (1.61% of net assets), General Dynamics Corp. (0.75%) and General Electric Co. (2.82%). Our modest exposure to Tyco International, Ltd. (1.34%), also held up fairly well during the period.(2)

With 67 issues spread pretty broadly across many industries and economic sectors, we remain fairly confident that the fund's diversification can offer some buffer against outsized declines in one or two sectors, or a few individual stocks.

As of June 30, 2001, the portfolio's five largest holdings were: JOHNSON & JOHNSON (3.47% of net assets), IBM CORP. (3.27%), MERCK & CO., INC. (3.08%), APPLIED MATERIALS INC. (2.84%), and GENERAL ELECTRIC CO. (2.82%).

Q.     What is your outlook for the remainder of 2001?

We believe that technology companies, while offering the greatest potential for a price rebound and growth of our investment dollar over time, could take a while before convincing investors that technology's earnings declines are over and have, in fact, turned the corner. Nonetheless, because we are long-term investors, and we feel that technology stocks offer strong long-term growth potential, the fund remains fairly heavily weighted in the sector.

We also remain enthusiastically committed to the health care industry. Although the sector's earnings-stream consistency has been recently called into question, and the rate of earnings stream has been lowered slightly, we continue to like the sector's long-term prospects.

Portfolio Manager

RON LINDQUIST
SR. VICE PRESIDENT - PORTFOLIO MANAGER
AMSOUTH INVESTMENT MANAGEMENT
COMPANY, LLC

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC
PERFORMANCE OVERVIEW
12/29/2000 - 6/30/2001
GROWTH OF A $10,000 INVESTMENT.

          AMSOUTH LARGE CAP  S&P 500
12/31/00            $10,000  $10,000
1/31/01             $10,392  $10,355
2/28/01              $9,613   $9,411
3/31/01              $8,963   $8,814
4/30/01              $9,503   $9,499
5/31/01              $9,623   $9,563
6/30/01              $9,243   $9,330

           Returns
                                                                         Cumulative Returns
                                                                         as of June 30, 2001
                                                                           SINCE INCEPTION
           Large Cap                                                           -7.57%
           S&P 500                                                             -7.67%

THE CHART REPRESENTS A HYPOTHETICAL INVESTMENT IN THE AMSOUTH LARGE CAP FUND. (THE ANNUALIZED RETURNS INCLUDE THE FUND LEVEL EXPENSES, BUT EXCLUDE THE INSURANCE CHARGES). PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. THE VALUE OF THE CONTRACT WILL FLUCTUATE SO THAT WHEN REDEEMED, IT MAY BE WORTH MORE OR LESS THAN THE ORIGINAL INVESTMENT.

(1) THE PERFORMANCE OF THE AMSOUTH LARGE CAP FUND IS MEASURED AGAINST THE S&P 500 STOCK INDEX, AN UNMANAGED INDEX GENERALLY REPRESENTATIVE OF THE U.S. STOCK MARKET AS A WHOLE. THE INDEX DOES NOT REFLECT THE DEDUCTION OF FEES ASSOCIATED WITH A MUTUAL FUND, SUCH AS INVESTMENT MANAGEMENT AND FUND ACCOUNTING FEES. THE FUND'S PERFORMANCE DOES REFLECT THE DEDUCTION OF FEES FOR THESE VALUE-ADDED SERVICES. INVESTORS CANNOT INVEST DIRECTLY IN AN INDEX, ALTHOUGH THEY CAN INVEST IN ITS UNDERLYING SECURITIES. DURING THE PERIOD SHOWN, CERTAIN FEES WERE VOLUNTARILY REDUCED AND REIMBURSED. HAD THESE REDUCTIONS AND REIMBURSEMENTS NOT BEEN IN EFFECT, PERFORMANCE QUOTED WOULD HAVE BEEN LOWER.

(2) THE FUND'S PORTFOLIO COMPOSITION IS SUBJECT TO CHANGE.

 AMSOUTH LARGE CAP FUND
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS
JUNE 30, 2001
 (UNAUDITED)

                         SECURITY
SHARES                 DESCRIPTION                   VALUE
-------  ----------------------------------------  ----------
COMMON STOCKS -- (97.9%)
         ADVERTISING -- (0.8%)
  1,500  The Interpublic Group of
          Companies, Inc.........................  $   44,025
                                                   ----------
         AEROSPACE/DEFENSE -- (2.4%)
  1,500  Boeing Co...............................      83,400
    500  General Dynamics Corp...................      38,905
                                                   ----------
                                                      122,305
                                                   ----------
         BEVERAGES -- (3.4%)
  2,000  Coca-Cola Co............................      90,000
  2,000  PepsiCo, Inc............................      88,400
                                                   ----------
                                                      178,400
                                                   ----------
         BUSINESS EQUIPMENT & SERVICES -- (1.5%)
  2,000  Paychex, Inc............................      80,000
                                                   ----------
         COMPUTER HARDWARE -- (9.0%)
  3,500  Compaq Computer Corp....................      54,215
  1,500  Dell Computer Corp. (b).................      39,225
  4,000  Hewlett-Packard Co......................     114,400
  1,500  IBM Corp................................     169,500
  2,000  Network Appliance, Inc. (b).............      27,400
  4,000  Sun Microsystems, Inc. (b)..............      62,880
                                                   ----------
                                                      467,620
                                                   ----------
         COMPUTER SOFTWARE & SERVICES -- (11.1%)
  2,500  Automatic Data Processing, Inc..........     124,250
  1,000  BMC Software, Inc. (b)..................      22,540
  3,000  Cisco Systems, Inc. (b).................      54,600
  1,500  Electronic Data Systems Corp............      93,750
  2,000  EMC Corp. (b)...........................      58,100
  2,000  Microsoft Corp. (b).....................     146,000
  4,000  Oracle Corp. (b)........................      76,000
                                                   ----------
                                                      575,240
                                                   ----------
         CONSUMER GOODS -- (1.8%)
  1,500  Gillette Co.............................      43,485
    800  Procter & Gamble Co.....................      51,040
                                                   ----------
                                                       94,525
                                                   ----------
         DIVERSIFIED MANUFACTURING -- (7.2%)
  3,000  General Electric Co.....................     146,250
  1,000  Honeywell International, Inc............      34,990
  1,100  Illinois Tool Works, Inc................      69,630
  2,200  Tyco International, Ltd.................     119,900
                                                   ----------
                                                      370,770
                                                   ----------
         ENTERTAINMENT -- (1.7%)
  3,000  Walt Disney (The) Co....................      86,670
                                                   ----------
         FINANCIAL SERVICES -- (1.0%)
    600  American Express Co.....................      23,280
    500  Citigroup, Inc..........................      26,420
                                                   ----------
                                                       49,700
                                                   ----------
         FOOD DISTRIBUTORS &
         WHOLESALERS -- (2.4%)
  4,500  SYSCO Corp..............................     122,175
                                                   ----------
         FOOD PRODUCTS, PROCESSING &
         PACKAGING -- (0.8%)
  2,300  Sara Lee Corp...........................      43,562
                                                   ----------
                         SECURITY
SHARES                 DESCRIPTION                   VALUE
-------  ----------------------------------------  ----------

         HEALTH CARE -- (8.9%)
  2,300  American Home Products Corp.............  $  134,412
  1,200  Cardinal Health, Inc....................      82,800
  3,600  Johnson & Johnson.......................     180,000
  1,000  UnitedHealth Group, Inc.................      61,750
                                                   ----------
                                                      458,962
                                                   ----------
         HEALTH CARE - DRUGS -- (2.3%)
  2,000  Amgen, Inc. (b).........................     121,360
                                                   ----------
         HOUSEHOLD PRODUCTS/WARES -- (0.5%)
    800  Clorox Corp.............................      27,080
                                                   ----------
         INSURANCE -- (1.3%)
    800  AFLAC, Inc..............................      25,192
    500  American International Group, Inc.......      43,000
                                                   ----------
                                                       68,192
                                                   ----------
         MACHINERY & EQUIPMENT -- (2.2%)
  3,000  Dover Corp..............................     112,950
                                                   ----------
         MEDIA -- (1.0%)
    800  McGraw Hill Cos., Inc...................      52,920
                                                   ----------
         MEDICAL EQUIPMENT & SUPPLIES -- (3.0%)
  1,500  IMS Health, Inc.........................      42,750
  2,500  Medtronic, Inc..........................     115,025
                                                   ----------
                                                      157,775
                                                   ----------
         OFFICE EQUIPMENT & SERVICES -- (2.0%)
  2,500  Pitney Bowes, Inc.......................     105,300
                                                   ----------
         PHARMACEUTICALS -- (10.0%)
  2,300  Abbott Laboratories.....................     110,423
  2,500  Merck & Co., Inc........................     159,775
  3,000  Pfizer, Inc.............................     120,150
  3,500  Schering-Plough Corp....................     126,840
                                                   ----------
                                                      517,188
                                                   ----------
         RAW MATERIALS -- (1.0%)
  1,000  Avery Dennison Corp.....................      51,050
                                                   ----------
         RESTAURANTS -- (2.4%)
  4,500  McDonald's Corp.........................     121,770
                                                   ----------
         RETAIL -- (10.6%)
    800  Albertsons, Inc.........................      23,992
  2,500  Dollar General Corp.....................      48,750
  1,800  Gap (The), Inc..........................      52,200
  2,800  Home Depot, Inc.........................     130,340
  3,000  TJX Cos., Inc...........................      95,610
  2,300  Wal-Mart Stores, Inc....................     112,240
  2,600  Walgreen Co.............................      88,790
                                                   ----------
                                                      551,922
                                                   ----------
         SEMICONDUCTORS -- (5.1%)
  3,000  Applied Materials, Inc. (b).............     147,300
  2,500  Intel Corp..............................      73,125
  1,000  Linear Technology Corp..................      44,220
                                                   ----------
                                                      264,645
                                                   ----------
         TECHNOLOGY -- (0.3%)
    500  Agilent Technologies (b)................      16,250
                                                   ----------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THIS FINANCIAL STATEMENT.

________________________________________________________________________________

 AMSOUTH LARGE CAP FUND
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS -- (CONTINUED)
JUNE 30, 2001
 (UNAUDITED)

                         SECURITY
SHARES                 DESCRIPTION                   VALUE
-------  ----------------------------------------  ----------
COMMON STOCKS -- (CONTINUED)
         TELECOMMUNICATIONS-EQUIPMENT -- (1.2%)
  1,500  Lucent Technologies, Inc................  $    9,300
  1,500  Motorola, Inc...........................      24,840
  1,500  Tellabs, Inc. (b).......................      28,920
                                                   ----------
                                                       63,060
                                                   ----------
         TOBACCO -- (0.8%)
    800  Philip Morris Cos., Inc.................      40,600
                                                   ----------
         UTILITIES-TELECOMMUNICATIONS -- (2.2%)
    600  AT&T Corp...............................      13,200
  1,500  BellSouth Corp..........................      60,405
  1,000  SBC Communications, Inc.................      40,060
                                                   ----------
                                                      113,665
                                                   ----------
         Total Common Stocks.....................   5,079,681
                                                   ----------
                         SECURITY
SHARES                 DESCRIPTION                   VALUE
-------  ----------------------------------------  ----------

INVESTMENT COMPANIES -- (3.6%)
147,359  AIM Liquid Assets Money Market Fund.....  $  147,359
 40,217  AIM Prime Money Market Fund.............      40,217
                                                   ----------
         Total Investment Companies..............     187,576
                                                   ----------
         TOTAL (Cost $5,651,175) --
         (101.5%) (a)............................  $5,267,257
                                                   ==========

------------------------------

Percentages indicated are based on net assets of $5,187,166.
(a) Represents cost for federal income tax and financial reporting purposes and differs from value by net unrealized depreciation of securities as follows:

Unrealized appreciation...............  $ 267,969
Unrealized depreciation...............   (651,887)
                                        ---------
Net unrealized depreciation...........  $(383,918)
                                        =========

(b)  Represents non-income producing security.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THIS FINANCIAL STATEMENT.

________________________________________________________________________________

 AMSOUTH LARGE CAP FUND
--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2001
 (UNAUDITED)

ASSETS:
  Investments, at value (cost $5,651,175).........   $5,267,257
  Interest and dividends receivable...............        3,715
  Receivable from investment advisor..............          829
  Prepaid expenses and other assets...............           69
                                                     ----------
    Total Assets..................................    5,271,870
                                                     ----------
LIABILITIES:
  Payable for investments purchased...............       79,240
  Accrued expenses and other payables:
    Investment advisory fees......................          315
    Distribution fees.............................        1,078
    Accounting fees...............................           58
    Custody fees..................................           26
    Other.........................................        3,987
                                                     ----------
      Total Liabilities...........................       84,704
                                                     ----------
NET ASSETS:
    Capital.......................................    5,573,740
    Accumulated net investment loss...............       (5,676)
    Accumulated net realized gains from investment
     transactions.................................        3,020
    Unrealized depreciation on investments........     (383,918)
                                                     ----------
      Net Assets..................................   $5,187,166
                                                     ==========
    Outstanding units of beneficial interest
     (shares).....................................      561,570
                                                     ==========
    Net asset value, Offering price and Redemption
     price per share..............................   $     9.24
                                                     ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THIS FINANCIAL STATEMENT.
________________________________________________________________________________

 AMSOUTH LARGE CAP FUND
--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED JUNE 30, 2001
 (UNAUDITED)

INVESTMENT INCOME:
  Interest income.................................   $   2,841
  Dividend income.................................      23,942
                                                     ---------
    Total income..................................      26,783
                                                     ---------
EXPENSES:
    Investment advisory fees......................      17,335
    Administration fees...........................       4,953
    Distribution fees.............................       6,191
    Accounting fees...............................       2,731
    Audit fees....................................       5,012
    Custodian fees................................         149
    Legal fees....................................      10,202
    Transfer agent fees...........................       5,000
    Other fees....................................       2,227
                                                     ---------
      Total expenses before fee
      reductions/reimbursements...................      53,800
    Expenses contractually reduced/reimbursed by
     Investment Advisor...........................     (13,211)
    Expenses voluntarily reduced by
     Administrator................................      (4,953)
    Expenses voluntarily reduced by Transfer
     Agent........................................      (4,628)
                                                     ---------
    Net expenses..................................      31,008
                                                     ---------
Net Investment Loss...............................      (4,225)
                                                     ---------
REALIZED/UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
  Net realized gains from investment
   transactions...................................       3,020
  Change in unrealized appreciation/depreciation
   on investments.................................    (383,918)
                                                     ---------
    Net realized/unrealized losses on
     investments..................................    (380,898)
                                                     ---------
    Change in net assets resulting from
     operations...................................   $(385,123)
                                                     =========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THIS FINANCIAL STATEMENT.
________________________________________________________________________________

 AMSOUTH LARGE CAP FUND
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS

                                          SIX MONTHS      FOR THE
                                             ENDED     PERIOD ENDED
                                           JUNE 30,    DECEMBER 31,
                                             2001        2000 (A)
                                          -----------  -------------
                                          (UNAUDITED)
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
  Net investment loss...................  $   (4,225)   $     (512)
  Net realized gains from investment
   transactions.........................       3,020       --
  Change in unrealized
   appreciation/depreciation on
   investments..........................    (383,918)      --
                                          ----------    ----------
  Change in net assets resulting from
   operations...........................    (385,123)         (512)
                                          ----------    ----------
DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income............      (1,451)      --
                                          ----------    ----------
  Change in net assets from shareholder
   distributions........................      (1,451)      --
                                          ----------    ----------
CAPITAL TRANSACTIONS:
  Proceeds from shares issued...........     579,142     5,000,010
  Dividends reinvested..................       1,451       --
  Cost of shares redeemed...............      (6,351)      --
                                          ----------    ----------
  Change in net assets from capital
   share transactions...................     574,242     5,000,010
                                          ----------    ----------
  Change in net assets..................     187,668     4,999,498
NET ASSETS:
  Beginning of period...................   4,999,498       --
                                          ----------    ----------
  End of period.........................  $5,187,166    $4,999,498
                                          ==========    ==========
SHARE TRANSACTIONS:
  Issued................................      62,105       500,001
  Reinvested............................         142       --
  Redeemed..............................        (678)      --
                                          ----------    ----------
  Change in shares......................      61,569       500,001
                                          ==========    ==========

(a) For the period from December 29, 2000 (commencement of operations) through December 31, 2000.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THIS FINANCIAL STATEMENT.
________________________________________________________________________________

 AMSOUTH LARGE CAP FUND
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

    Selected data for a share outstanding throughout the period indicated.

                                          SIX MONTHS    DECEMBER 29,
                                             ENDED         2000 TO
                                           JUNE 30,     DECEMBER 31,
                                             2001         2001 (A)
                                          -----------   -------------
                                          (UNAUDITED)
NET ASSET VALUE, BEGINNING OF PERIOD....    $10.00         $10.00
                                            ------         ------
INVESTMENT ACTIVITIES:
Net investment loss.....................     (0.01)         (0.00)*
Net realized/unrealized losses on
 investments............................     (0.75)        --
                                            ------         ------
Total Investment Activities.............     (0.76)         (0.00)*
                                            ------         ------
DISTRIBUTIONS:
From net investment income..............     (0.00)*       --
                                            ------         ------
Total Distributions.....................     (0.00)*       --
                                            ------         ------
Net change in net asset value per
 share..................................     (0.76)
                                            ------         ------
NET ASSET VALUE, END OF PERIOD..........    $ 9.24         $10.00
                                            ======         ======
Total Return............................     (7.57%)(b)      0.00%(b)
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000).......    $5,187         $4,999
Ratio of expenses to average net
 assets.................................      1.25%(c)       1.25%(c)
Ratio of net investment income to
 average net assets.....................     (0.17%)(c)     (1.25%)(c)
Ratio of expenses to average net
 assets**...............................      2.17%(c)       2.70%(c)
Portfolio turnover......................      4.70%          0.00%

------------------------

(a)  Period from commencement of operations.
(b)  Not annualized.
(c)  Annualized.
 * Less than 0.005
 ** During the period certain fees were reduced/reimbursed. If such reductions/reimbursements had not occurred, the ratios would have been as indicated.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENT.
________________________________________________________________________________

AmSouth
    Mid Cap Fund

Q.     How did the Fund perform?

For the six-month period ended June 30, 2001, the AmSouth Mid Cap Variable Annuity Fund provided a total return of -13.50%. In comparison, the Russell Mid Cap Growth Index(1) fell 12.96% during the full six-month period ended June 30.

Q.     What factors contributed to the Fund's performance?

Selling pressure in the technology sector dampened both the fund's returns and the index's performance. This was a continuation of the value correction that dates back to March 2000, when technology stocks started their steep decline.

Compared to our benchmark, we were underweighted in technology for the first six months of 2001, which helped our relative performance in the first quarter, but hurt us in the second. On a more positive note, our positions in the leisure and entertainment sector, specifically in the gaming area, performed well. Some of our productive gaming positions included International Game Technology (4.15% of net assets) and MGM Mirage, Inc. (3.77%) - both of which were up nicely during the period. Our business service holdings also produced good results; these positions included Affiliated Computer Services, Inc. (3.97%), Apollo
Group, Inc. (3.73%) and Robert Half International, Inc. (3.53%). Our health care investments were also successful, as the shares of King Pharmaceuticals, Inc. (5.12%), Varian Medical Systems, Inc. (3.56%) and Eclipsys Corp. (3.90%) appreciated measurably.(2)

As of June 30, 2001, the portfolio's five largest holdings were King Pharmaceuticals Inc. (5.12% of net assets), International Game Technology (4.15%), Affiliated Computer Services Inc. (3.97%), Eclipsys Corp. (3.90%), and MGM Mirage, Inc. (3.77%).

Q.     What is your outlook for the remainder of 2001?

We believe the economy will continue to weaken; it probably will bottom at the end of this year. The Federal Reserve will continue to stimulate monetary policy and the yield curve will steepen. As for the market, stocks began what could be a recovery in the second quarter of 2001, and hopefully they will continue to head higher in the third quarter.

Portfolio Manager

VAN SCHREIBER
CHIEF PORTFOLIO MANAGER
BENNETT LAWRENCE MANAGEMENT, LLC

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC
PERFORMANCE OVERVIEW
12/29/2000 - 6/30/2001
GROWTH OF A $10,000 INVESTMENT.

          AMSOUTH MID CAP  RUSSEL MID CAP GROWTH INDEX
12/31/00          $10,000                      $10,000
1/31/01           $10,300                      $10,571
2/28/01            $8,770                       $8,743
3/31/01            $8,100                       $7,491
4/30/01            $8,710                       $8,740
5/31/01            $8,830                       $8,699
6/30/01            $8,650                       $8,704

           Returns
                                                                        Cumulative Returns
                                                                        as of June 30, 2001
                                                                          SINCE INCEPTION
           Mid Cap                                                            -13.50%
           Russell Mid-Cap Growth Index                                       -15.20%

THE CHART REPRESENTS A HYPOTHETICAL INVESTMENT IN THE AMSOUTH EQUITY INCOME FUND. (THE ANNUALIZED RETURNS INCLUDE THE FUND LEVEL EXPENSES, BUT EXCLUDE THE INSURANCE CHARGES). PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. THE VALUE OF THE CONTRACT WILL FLUCTUATE SO THAT WHEN REDEEMED, IT MAY BE WORTH MORE OR LESS THAN THE ORIGINAL INVESTMENT.

(1) THE PERFORMANCE OF AMSOUTH MID CAP FUND IS MEASURED AGAINST THE RUSSELL MID-CAP GROWTH INDEX, AN UNMANAGED INDEX REPRESENTATIVE OF THE PERFORMANCE OF A BASKET OF MORE THAN 430 MID-CAP GROWTH STOCKS. THE INDEX DOES NOT REFLECT THE DEDUCTION OF FEES ASSOCIATED WITH A MUTUAL FUND, SUCH AS INVESTMENT MANAGEMENT AND FUND ACCOUNTING FEES. THE FUND'S PERFORMANCE DOES REFLECT THE DEDUCTION OF FEES FOR THESE VALUE-ADDED SERVICES. INVESTORS CANNOT INVEST DIRECTLY IN AN INDEX, ALTHOUGH THEY CAN INVEST IN ITS UNDERLYING SECURITIES. DURING THE PERIOD SHOWN, CERTAIN FEES WERE VOLUNTARILY REDUCED AND REIMBURSED. HAD THESE REDUCTIONS AND REIMBURSEMENTS NOT BEEN IN EFFECT, PERFORMANCE QUOTED WOULD HAVE BEEN LOWER.

(2) THE FUND'S PORTFOLIO COMPOSITION IS SUBJECT TO CHANGE.

 AMSOUTH MID CAP FUND
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS
JUNE 30, 2001
 (UNAUDITED)

                        SECURITY
SHARES                DESCRIPTION                   VALUE
------  ----------------------------------------  ----------
COMMON STOCKS -- (86.3%)
        CABLE TELEVISION -- (3.0%)
3,100   Cox Communications, Inc., Class A (b)...  $  137,330
                                                  ----------
        COMMUNICATIONS EQUIPMENT -- (1.8%)
1,100   Level 3 Communications, Inc. (b)........      83,930
                                                  ----------
        COMPUTER SOFTWARE & SERVICES -- (27.3%)
2,550   Affiliated Computer Services, Inc.,
         Class A (b)............................     183,370
3,700   BEA Systems, Inc. (b)...................     113,627
7,500   Eclipsys Corp. (b)......................     179,999
3,050   International Game Technology (b).......     191,387
2,300   Mercury Interactive Corp. (b)...........     137,770
10,050  Parametric Technology Corp. (b).........     140,600
5,700   Peregrine Systems, Inc. (b).............     165,300
2,250   Veritas Software Corp. (b)..............     149,693
                                                  ----------
                                                   1,261,746
                                                  ----------
        ELECTRONIC COMPONENTS -- (3.6%)
5,000   Microchip Technology, Inc. (b)..........     167,150
                                                  ----------
        ENTERTAINMENT -- (3.8%)
5,800   MGM Mirage, Inc. (b)....................     173,768
                                                  ----------
        FINANCIAL SERVICES -- (6.2%)
5,800   National Commerce Financial Corp........     141,346
3,825   Washington Mutual, Inc..................     143,629
                                                  ----------
                                                     284,975
                                                  ----------
        HUMAN RESOURCES -- (3.5%)
6,550   Robert Half International, Inc. (b).....     163,030
                                                  ----------
        MEDICAL EQUIPMENT & SUPPLIES -- (3.6%)
2,300   Varian Medical Systems, Inc. (b)........     164,450
                                                  ----------
        MULTIMEDIA -- (2.7%)
3,900   EchoStar Communications Corp., Class A
         (b)....................................     126,438
                                                  ----------
        OIL & GAS EXPLORATION, PRODUCTION, &
        SERVICES -- (8.6%)
2,350   Calpine Corp. (b).......................      88,830
2,550   Nabors Industries, Inc. (b).............      94,860
2,200   Shaw Group (The), Inc. (b)..............      88,220
2,100   Smith International, Inc. (b)...........     125,790
                                                  ----------
                                                     397,700
                                                  ----------
                       SECURITY
SHARES                DESCRIPTION                   VALUE
------  ----------------------------------------  ----------

        PHARMACEUTICALS -- (11.5%)
2,300   Forest Laboratories, Inc. (b)...........  $  163,300
2,350   Genentech, Inc. (b).....................     129,485
4,400   King Pharmaceuticals, Inc. (b)..........     236,500
                                                  ----------
                                                     529,285
                                                  ----------
        RETAIL -- (7.0%)
2,150   CVS Corp................................      82,990
2,200   Kohl's Corp. (b)........................     138,006
1,400   Lowe's Cos., Inc........................     101,570
                                                  ----------
                                                     322,566
                                                  ----------
        SCHOOLS & EDUCATIONAL SERVICES -- (3.7%)
4,050   Apollo Group, Inc. (b)..................     171,923
                                                  ----------
        Total Common Stocks.....................   3,984,291
                                                  ----------
        TOTAL (Cost $3,902,209) -- (86.3%)
        (a) ....................................  $3,984,291
                                                  ==========

------------------------------

Percentages indicated are based on net assets of $4,614,715.
(a) Represents cost for federal income tax and financial reporting purposes and differs from value by net unrealized appreciation of securities as follows:

Unrealized appreciation...............  $ 398,822
Unrealized depreciation...............   (316,740)
                                        ---------
Net unrealized appreciation...........  $  82,082
                                        =========

(b)  Represents non-income producing security.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THIS FINANCIAL STATEMENT.

________________________________________________________________________________

 AMSOUTH MID CAP FUND
--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2001
 (UNAUDITED)

ASSETS:
  Investments, at value (cost $3,902,209).........   $3,984,291
  Cash............................................      632,356
  Dividends receivable............................          754
  Receivable from investment advisor..............        2,895
  Prepaid expenses and other assets...............           46
                                                     ----------
    Total Assets..................................    4,620,342
                                                     ----------
  Accrued expenses and other payables:
    Investment advisory fees......................          413
    Distribution fees.............................          944
    Accounting fees...............................          113
    Custody fees..................................           23
    Other.........................................        4,134
                                                     ----------
      Total Liabilities...........................        5,627
                                                     ----------
NET ASSETS:
    Capital.......................................    5,289,826
    Accumulated net investment loss...............      (25,068)
    Accumulated net realized losses from
     investment transactions......................     (732,125)
    Unrealized appreciation on investments........       82,082
                                                     ----------
      Net Assets..................................   $4,614,715
                                                     ==========
    Outstanding units of beneficial interest
     (shares).....................................      533,333
                                                     ==========
    Net asset value, Offering price and Redemption
     price per share..............................   $     8.65
                                                     ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THIS FINANCIAL STATEMENT.
________________________________________________________________________________

 AMSOUTH MID CAP FUND
--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED JUNE 30, 2001
 (UNAUDITED)

INVESTMENT INCOME:
  Dividend income.................................   $   3,285
                                                     ---------
    Total income..................................       3,285
                                                     ---------
EXPENSES:
    Investment advisory fees......................      20,414
    Administration fees...........................       4,536
    Distribution fees.............................       5,671
    Accounting fees...............................       1,833
    Audit fees....................................       5,094
    Custodian fees................................         136
    Legal fees....................................      10,202
    Transfer agent fees...........................       5,000
    Other fees....................................       2,147
                                                     ---------
      Total expenses before fee
      reductions/reimbursements...................      55,033
    Expenses contractually reduced/reimbursed by
     Investment Advisor...........................     (17,484)
    Expenses voluntarily reduced by
     Administrator................................      (4,536)
    Expenses voluntarily reduced by Transfer
     Agent........................................      (4,660)
                                                     ---------
    Net expenses..................................      28,353
                                                     ---------
Net Investment Loss...............................     (25,068)
                                                     ---------
REALIZED/UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
  Net realized losses from investment
   transactions...................................    (732,125)
  Change in unrealized appreciation/depreciation
   on investments.................................      82,082
                                                     ---------
    Net realized/unrealized losses on
     investments..................................    (650,043)
                                                     ---------
    Change in net assets resulting from
     operations...................................   $(675,111)
                                                     =========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THIS FINANCIAL STATEMENT.
________________________________________________________________________________

 AMSOUTH MID CAP FUND
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS

                                          SIX MONTHS      FOR THE
                                             ENDED     PERIOD ENDED
                                           JUNE 30,    DECEMBER 31,
                                             2001        2000 (A)
                                          -----------  -------------
                                          (UNAUDITED)
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
  Net investment loss...................  $  (25,068)   $     (512)
  Net realized losses from investment
   transactions.........................    (732,125)      --
  Change in unrealized
   appreciation/depreciation on
   investments..........................      82,082       --
                                          ----------    ----------
  Change in net assets resulting from
   operations...........................    (675,111)         (512)
                                          ----------    ----------
CAPITAL TRANSACTIONS:
  Proceeds from shares issued...........     290,572     5,000,010
  Cost of shares redeemed...............        (244)      --
                                          ----------    ----------
  Change in net assets from capital
   share transactions...................     290,328     5,000,010
                                          ----------    ----------
  Change in net assets..................    (384,783)    4,999,498
NET ASSETS:
  Beginning of period...................   4,999,498       --
                                          ----------    ----------
  End of period.........................  $4,614,715    $4,999,498
                                          ==========    ==========
SHARE TRANSACTIONS:
  Issued................................      33,361       500,001
  Redeemed..............................         (29)      --
                                          ----------    ----------
  Change in shares......................      33,332       500,001
                                          ==========    ==========

(a) For the period from December 29, 2000 (commencement of operations) through December 31, 2000.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THIS FINANCIAL STATEMENT.
________________________________________________________________________________

 AMSOUTH MID CAP FUND
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

    Selected data for a share outstanding throughout the period indicated.

                                          SIX MONTHS    DECEMBER 29,
                                             ENDED         2000 TO
                                           JUNE 30,     DECEMBER 31,
                                             2001         2001 (A)
                                          -----------   -------------
                                          (UNAUDITED)
NET ASSET VALUE, BEGINNING OF PERIOD....    $10.00         $10.00
                                            ------         ------
INVESTMENT ACTIVITIES:
Net investment loss.....................     (0.05)         (0.00)*
Net realized/unrealized gains (losses)
 on investments.........................     (1.30)        --
                                            ------         ------
Total Investment Activities.............     (1.35)         (0.00)*
                                            ------         ------
Net change in net asset value per
 share..................................     (1.35)
                                            ------         ------
NET ASSET VALUE, END OF PERIOD..........    $ 8.65         $10.00
                                            ======         ======
Total Return............................    (13.50%)(b)      0.00%(b)
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period (000).......    $4,615         $4,999
Ratio of expenses to average net
 assets.................................      1.25%(c)       1.25%(c)
Ratio of net investment income to
 average net assets.....................     (1.11%)(c)     (1.25%)(c)
Ratio of expenses to average net
 assets**...............................      2.43%(c)       2.80%(c)
Portfolio turnover......................     41.05%          0.00%

------------------------

(a)  Period from commencement of operations.
(b)  Not annualized.
(c)  Annualized.
 * Less than 0.005
 ** During the period certain fees were reduced/reimbursed. If such reductions/reimbursements had not occurred, the ratios would have been as indicated.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENT.
________________________________________________________________________________

 AMSOUTH VARIABLE INSURANCE FUNDS
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2001

 1.  ORGANIZATION:

    The Variable Insurance Funds (the "Trust") was organized on July 20, 1994, and is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company established as a Massachusetts business trust.

    The Trust is authorized to issue an unlimited number of shares without par value. The accompanying financial statements are for the AmSouth International Equity Fund ("International Equity Fund"), the AmSouth Enhanced Market Fund ("Enhanced Market Fund"), the AmSouth Mid Cap Fund ("Mid Cap Fund") and the AmSouth Large Cap Fund ("Large Cap Fund") (collectively, "the Funds" and individually "a Fund"). Shares of the Funds are offered to a separate account of New York Life Insurance Company, as well as other eligible purchasers.

 2.  SIGNIFICANT ACCOUNTING POLICIES:

    The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (GAAP). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

    SECURITIES VALUATION--Exchange-listed securities are valued at the closing price on the exchange on the day of computation, or, if there have been no sales during such day, at the latest bid quotation. Unlisted securities are valued at their latest bid quotation in their principal market. If no such bid is available, then such securities are valued in good faith at their respective fair market values using methods determined by or under the supervision of the Trust's Board of Trustees. Portfolio securities with a remaining maturity of 60 days or less are valued either at amortized cost or original cost plus accrued interest, which approximates current value.

    SECURITIES TRANSACTIONS AND RELATED INCOME--Securities transactions are accounted for on the date the security is purchased or sold (trade date). Interest income is recognized on the accrual basis and includes, where applicable, the pro rata amortization of premium or discount. Dividend income is recorded on the ex-dividend date. Gains or losses realized on sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

    FINANCIAL FUTURES CONTRACTS--The Enhanced Market Fund may invest in financial futures contracts for the purpose of hedging their existing portfolio securities, or securities that they intend to purchase, against fluctuations in fair value caused by changes in prevailing market interest rates or other market factors. Upon entering into a financial futures contract, a Fund is required to pledge to the broker an amount of cash and/or other asset equal to a certain percentage of the contract amount (initial margin deposit). Subsequent payments, known as "variation margin," are made or received by a Fund each day, depending on the daily fluctuations in the fair value of the underlying security. A Fund recognizes a gain or loss equal to the daily variation margin. Should market conditions move unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates, and the underlying hedged assets.

    REPURCHASE AGREEMENTS--The Funds may enter into repurchase agreements with member banks of the Federal Deposit Insurance Corporation and from registered broker/dealers that AmSouth Investment Management Company, LLC ("AIMCO"), a wholly owned subsidiary of AmSouth Bank, deems creditworthy under guidelines approved by the Trust's Board of Trustees, subject to the seller's agreement to repurchase such securities at a mutually agreed-upon date and price. The repurchase price generally equals the price paid by the Funds plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying collateral. The seller, under a repurchase agreement, is required to maintain the value of collateral held pursuant to the agreement at not less than the repurchase price (including accrued interest).

    FOREIGN CURRENCY TRANSLATION--The market value of investment securities, other assets and liabilities of the International Equity Fund denominated in a foreign currency are translated into U.S. dollars at the current exchange rate. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the exchange rate on the dates of the transactions.

________________________________________________________________________________

 AMSOUTH VARIABLE INSURANCE FUNDS
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
JUNE 30, 2001

    The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses from investments.

    Reported net realized foreign exchange gains or losses arise from sales and maturities of Fund securities, sales of foreign currencies, currency exchange fluctuations between the trade and settlement dates of securities transactions, and the difference between the amounts of assets and liabilities recorded and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of the assets and liabilities, including investments in securities, resulting from changes in currency exchange rates.

    RISKS ASSOCIATED WITH FOREIGN SECURITIES AND CURRENCIES--Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include adverse future political and economic developments and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those countries.

    Certain countries may also impose substantial restrictions on investments in their capital markets by foreign entities, including restrictions on investment in issuers or industries deemed sensitive to relevant national interests. These factors may limit the investment opportunities available to the International Equity Fund or result in lack of liquidity and high price volatility with respect to securities of issuers from developing countries.

    FORWARD CURRENCY CONTRACTS--The International Equity Fund may enter into a forward currency contract ("forward") which is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of the forward fluctuates with changes in currency exchange rates. The forward is marked-to-market daily and the change in market value is recorded by the Fund as unrealized appreciation or depreciation. When the forward is closed, the Fund records a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed. The Fund could be exposed to risk if a counterparty is unable to meet the terms of a forward or if the value of the currency changes unfavorably.

    Forwards may involve market or credit risk in excess of the amounts reflected on the Fund's statement of assets and liabilities. The gain or loss from the difference between the cost of original contracts and the amount realized upon the closing of such contracts is included in net realized gains/losses from investment and foreign currency transactions. Fluctuations in the value of forwards held are recorded for financial reporting purposes as unrealized gains and losses by the Fund. There were no forwards open at June 30, 2001.

    DIVIDENDS TO SHAREHOLDERS--Dividends from net investment income, if any, are declared and paid monthly for the Funds, except International Equity Fund, which pays annually. Distributable net realized gains, if any, are declared and distributed at least annually. Dividends from net investment income and net realized capital gains are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatments of deferrals of certain losses. These "book/tax" differences are considered to be either temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassifications.

    FEDERAL INCOME TAXES--It is the intention of the Funds to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized capital gains sufficient to relieve it from all, or substantially all, federal income taxes.

    OTHER--Expenses that are directly related to a Fund are charged directly to that Fund, while general Trust expenses are allocated between the Funds based on their relative net assets or another appropriate method.

    Prior fiscal year expense ratios before waivers in the financial highlights have been restated for comparison purposes to reflect only voluntary fee waivers.

________________________________________________________________________________

 AMSOUTH VARIABLE INSURANCE FUNDS
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
JUNE 30, 2001

 3.  PURCHASES AND SALES OF SECURITIES:

    Purchases and sales of portfolio securities (excluding short-term securities) for the six months ended June 30, 2001 were as follows:

                                                  PURCHASES     SALES
                                                 -----------  ----------
       Enhanced Market Fund....................  $ 6,805,654  $1,701,605
       International Equity Fund...............  $11,975,656  $2,267,146
       Large Cap Fund..........................  $ 5,680,777  $  220,629
       Mid Cap Fund............................  $ 6,033,999  $1,399,664

 4.  RELATED PARTY TRANSACTIONS:

    Investment advisory services are provided to the Funds by AIMCO. Under the terms of the investment advisory agreement, AIMCO is entitled to receive fees based on a percentage of the average daily net assets of the Funds.

       FUNDS                                               ADVISORY FEES
       -----                                               -------------
       Enhanced Market Fund..............................         0.45%
       International Equity Fund.........................         1.00%
       Large Cap Fund....................................         0.70%
       Mid Cap Fund......................................         0.90%

    The Advisor has contractually agreed to reduce and/or reimburse its fees for the Funds to the extent necessary to maintain expense ratios:

       FUNDS                                               EXPENSE RATIOS
       -----                                               --------------
       Enhanced Market Fund..............................         1.25%
       International Equity Fund.........................         1.50%
       Large Cap Fund....................................         1.25%
       Mid Cap Fund......................................         1.25%

    Sub-advisory services are provided to the International Equity Fund by Lazard Asset Management ("Lazard"), to the Enhanced Market Fund by Oakbrook Investments, LLC ("Oakbrook") and to the Mid Cap Fund by Bennett Lawrence Management, LLC ("Bennett Lawrence"). Fees for sub-advisory services are payable by AIMCO.

    AmSouth Bank serves as custodian for the Enhanced Fund, Mid Cap Fund and Large Cap Fund. Deutsche Bank serves as custodian for the International Fund. Pursuant to their respective Custodian Agreement with the Trust, AmSouth Bank and Deutsche Bank receive compensation from the Funds for such services in an amount equal to an asset-based fee plus fixed fees charged for certain portfolio transactions and out-of-pocket expenses.

    BISYS Fund Services Ohio, Inc. ("BISYS Ohio") with which certain officers and trustees of the Trust are affiliated, serves the Trust as Administrator. Such officers and trustees are paid no fees directly by the Trust for serving as officers and trustees of the Trust. Under the terms of the Management and Administration Agreement between BISYS Ohio and the Trust, BISYS Ohio's fees are computed daily as a percentage of the average net assets of the Funds. BISYS Fund Services Limited Partnership ("BISYS") serves, without compensation, as Distributor of the Funds. BISYS Ohio also serves the Funds as Transfer Agent and Fund Accountant. BISYS, an Ohio limited partnership, and BISYS Ohio are subsidiaries of The BISYS
    Group, Inc.

    Shares of the Trust are subject to a Variable Contract Owner Servicing Plan (the "Servicing Plan") permitting payment of compensation to financial institutions that agree to provide certain administrative support services for their customers or account holders. The Funds have entered into a specific arrangement with New York Life Insurance and Annuity Corporation ("New York Life") for the provision of such services and reimburses New York Life for its cost of providing these services, subject to a maximum annual rate equal to 0.25% of the average daily net assets of the Funds.

________________________________________________________________________________